Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 15,913	$ 12,358
Trading Containers
Segment Reporting Information [Line Items]
Revenue	7,618	7,611
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	9,991	7,206
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	3,857	1,776
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	3,227	2,945
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	781	1,665
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	2,695	2,207
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 2,980	$ 4,170